LEASES - Supplemental cash flow information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
LEASES
Operating cash flows from operating leases	$ 7,742
Operating cash flows from finance leases (interest payments)	213
Financing cash flows from finance leases	1,364
Leased assets obtained in exchange for new operating lease liabilities	43,780
Leased assets obtained in exchange for new finance lease liabilities	$ 4,437